Exceptional items - Schedule of exceptional items (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Exceptional Items [Line Items]
Exceptional operating items	£ (908)	£ (889)
Non-operating items	(31)	5
Exceptional items before taxation	2,722	2,198
Items included in taxation	(634)	(537)
Total exceptional items	2,088	1,661
Attributable to:
Equity shareholders of the parent company	1,965	1,580
Non-controlling interests	123	81
Total exceptional items	2,088	1,661
Ongoing litigation in Turkey
Disclosure Of Exceptional Items [Line Items]
Exceptional operating items	0	(15)
Guaranteed minimum pension equalisation
Disclosure Of Exceptional Items [Line Items]
Exceptional operating items	0	(5)
Reversal of provision for obsolete inventories
Disclosure Of Exceptional Items [Line Items]
Exceptional operating items	0	3
Exceptional items
Disclosure Of Exceptional Items [Line Items]
Exceptional operating items	0	(17)
Non-operating items	(31)	5
Exceptional items before taxation	(31)	(12)
Items included in taxation	0	(42)
Total exceptional items	(31)	(54)
Attributable to:
Equity shareholders of the parent company	(31)	(54)
Non-controlling interests	0	0
Total exceptional items	(31)	(54)
Loss on the prospective sale of Meta
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(33)	0
United National Breweries
Disclosure Of Exceptional Items [Line Items]
Non-operating items	£ 2	£ 5